Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized	4,980,000,000
Ordinary shares, shares issued	8,700,000
Ordinary shares, shares outstanding	8,700,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001
Ordinary shares, shares authorized	20,000,000
Ordinary shares, shares issued	1,300,000
Ordinary shares, shares outstanding	1,300,000
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,980,000,000	4,980,000,000
Ordinary shares, shares issued	8,700,000	8,700,000
Ordinary shares, shares outstanding	8,700,000	8,700,000
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	1,300,000	1,300,000
Ordinary shares, shares outstanding	1,300,000	1,300,000